Share-Based Compensation - Summary Of Weighted Average Grant-Date Fair Value Of Options Granted (Detail) - Two Thousand And Nineteen Lions Gate Plan [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value of grants	$ 4.56	$ 6.16	$ 3.06
Weighted average assumptions:
Risk-free interest rate minimum	2.80%	1.10%	0.20%
Risk-free interest rate maximum	3.70%	2.45%	0.90%
Expected volatility for options	44.00%
Expected volatility for options minimum		42.00%	37.00%
Expected volatility for options maximum		44.00%	42.00%
Expected dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Weighted average assumptions:
Expected option lives (in years)	7 years	7 years	7 years
Minimum [Member]
Weighted average assumptions:
Expected option lives (in years)	3 years 6 months	3 years 3 months 18 days	2 years 6 months